Condensed Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Revenue	$ 2,001	$ 1,432	$ 3,219	$ 2,944
Sales and marketing	2,193	1,648	3,841	3,349
Related Party [Member]
Revenue	1,168	494	1,601	989
Sales and marketing	$ 696	$ 696	$ 1,391	$ 1,391